N-2	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Cover [Abstract]
Entity Central Index Key	0001517767
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	Carlyle Credit Income Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

SHAREHOLDER TRANSACTION FEES
Sales load	—%	(1)
Offering expenses borne by the Fund	—%	(2)
Dividend reinvestment plan expenses	—%	(3)
Total shareholder transaction fees	—%	(4)

ESTIMATED ANNUAL FUND EXPENSES (as a percentage of net assets attributable to common shares)
Management Fee	3.13%	(5)
Incentive Fee payable under Investment Advisory Agreement (17.5%)	1.23%	(6)
Interest payments and fees on borrowed funds	8.73%	(7)
Other Expenses	3.03%	(8)
Total annual fund expenses	16.12%
1.In the event that the Fund sells its securities publicly through underwriters or agents the related prospectus supplement will disclose the applicable sales load.
2.In the event that the Fund sells its securities publicly through underwriters or agents the related prospectus supplement will disclose the estimated amount of total offering expenses (which may include offering expenses borne by third parties on the Fund’s behalf), the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
3.The expenses of administering the dividend reinvestment plan (the “DRP”) are included in “Other Expenses.” Investors will pay brokerage charges if they direct their broker or the DRP Plan agent to sell their Common Shares that they acquired pursuant to the DRP. See “Dividend
Reinvestment Plan.”
4.The related prospectus supplement will disclose the offering price and the total stockholder transaction expenses as a percentage of the offering price.
5.The Management Fee is calculated and payable monthly in arrears at the annual rate of 1.75% of the month-end value of the Fund’s managed
Assets. “Managed Assets” means the total assets of the Fund (including any assets attributable to any preferred shares or to indebtedness)
minus the Fund’s liabilities other than liabilities relating to indebtedness.
6.The Fund shall pay CGCIM an Incentive Fee calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets, equal to 2.00% per quarter (or an annualized hurdle rate of 8.00%), subject to a “catch-up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income, income generated from original issue discounts, payment-in-kind income, and any other income earned or accrued during the calendar quarter, minus the Fund’s operating expenses (which, for this purpose shall not include any distribution and/or shareholder servicing fees, litigation, any extraordinary expenses or Incentive Fee) for the quarter. For purposes of computing the Fund’s pre-incentive fee net investment income, the calculation methodology will look through total return swaps as if the Fund owned the referenced assets directly. As a result, the Fund’s pre-incentive fee net investment income includes net interest, if any, associated with a derivative or swap, which is the difference between (a) the interest income and transaction fees related to the reference assets and (b) all interest and other expenses paid by the Fund to the derivative or swap counterparty. “Net assets” means the total assets of the Fund minus the Fund’s liabilities. For purposes of the Incentive Fee, net assets are calculated for the relevant quarter as the weighted average of the net asset value of the Fund as of the first business day of each month therein. The weighted average net asset value shall be calculated for each month by multiplying the net asset value as of the beginning of the first business day of the month times the number of days in that month, divided by the number of days in the applicable calendar quarter.
The calculation of the Incentive Fee for each calendar quarter is as follows:
•No Incentive Fee is payable to CGCIM if the Fund’s pre-incentive fee net investment income, expressed as a  percentage of the Fund’s net assets in respect of the relevant calendar quarter, does not exceed the quarterly hurdle rate of 2.00%;
•100% of the portion of the Fund’s pre-incentive fee net investment income that exceeds the hurdle rate but is less than or equal to 2.4242% (the “catch-up”) is payable to CGCIM if the Fund’s pre-incentive fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, exceeds the hurdle rate but is less than or equal to 2.4242% (9.6968% annualized). The “catch-up” provision is intended to provide CGCIM with an incentive fee of 17.5% on all of the Fund’s pre-incentive fee net investment income when the Fund’s pre-incentive fee net investment income reaches 2.4242% of net assets; and
•17.5% of the portion of the Fund’s pre-incentive fee net investment income that exceeds the “catch-up” is payable to
CGCIM if the Fund’s pre-incentive fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, exceeds 2.4242% (9.6968% annualized). As a result, once the hurdle rate is reached and the catch-up is achieved, 17.5% of all the Fund’s pre-incentive fee net investment income thereafter is allocated to CGCIM.
7.The Fund may issue preferred shares or debt securities. The above figure assumes an aggregate of $3.5 million of the Fund’s Series B
Convertible Preferred Shares with an interest rate of 7.125% per annum, $30.0 million of the Fund’s Series D Term Preferred Shares with an interest rate of 7.375%, and $17.5 million of the Fund’s Series E Convertible Preferred Shares with an interest rate of 7.25%. In the event that the Fund were to issue additional preferred shares or debt securities, the Fund’s borrowing costs, and correspondingly its total annual expenses, including, in the case of such preferred shares, the base management fee as a percentage of the Fund’s net assets attributable to common shares, would increase.
8.“Other expenses” includes the Fund’s overhead expenses, including payments under the Administration Agreement based on the Fund’s allocable portion of overhead and other expenses incurred by Administrator, and payment of fees in connection with outsourced administrative functions, and are based on estimated amounts for the current fiscal year. “Other expenses” also includes the ongoing administrative expenses to the independent accountants and legal counsel of the Fund, compensation of independent directors, and costs and expenses relating to rating agencies.

Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Other Transaction Expense 2 [Percent]	0.00%
Annual Expenses [Table Text Block]

SHAREHOLDER TRANSACTION FEES
Sales load	—%	(1)
Offering expenses borne by the Fund	—%	(2)
Dividend reinvestment plan expenses	—%	(3)
Total shareholder transaction fees	—%	(4)

ESTIMATED ANNUAL FUND EXPENSES (as a percentage of net assets attributable to common shares)
Management Fee	3.13%	(5)
Incentive Fee payable under Investment Advisory Agreement (17.5%)	1.23%	(6)
Interest payments and fees on borrowed funds	8.73%	(7)
Other Expenses	3.03%	(8)
Total annual fund expenses	16.12%
1.In the event that the Fund sells its securities publicly through underwriters or agents the related prospectus supplement will disclose the applicable sales load.
2.In the event that the Fund sells its securities publicly through underwriters or agents the related prospectus supplement will disclose the estimated amount of total offering expenses (which may include offering expenses borne by third parties on the Fund’s behalf), the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
3.The expenses of administering the dividend reinvestment plan (the “DRP”) are included in “Other Expenses.” Investors will pay brokerage charges if they direct their broker or the DRP Plan agent to sell their Common Shares that they acquired pursuant to the DRP. See “Dividend
Reinvestment Plan.”
4.The related prospectus supplement will disclose the offering price and the total stockholder transaction expenses as a percentage of the offering price.
5.The Management Fee is calculated and payable monthly in arrears at the annual rate of 1.75% of the month-end value of the Fund’s managed
Assets. “Managed Assets” means the total assets of the Fund (including any assets attributable to any preferred shares or to indebtedness)
minus the Fund’s liabilities other than liabilities relating to indebtedness.
6.The Fund shall pay CGCIM an Incentive Fee calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets, equal to 2.00% per quarter (or an annualized hurdle rate of 8.00%), subject to a “catch-up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income, income generated from original issue discounts, payment-in-kind income, and any other income earned or accrued during the calendar quarter, minus the Fund’s operating expenses (which, for this purpose shall not include any distribution and/or shareholder servicing fees, litigation, any extraordinary expenses or Incentive Fee) for the quarter. For purposes of computing the Fund’s pre-incentive fee net investment income, the calculation methodology will look through total return swaps as if the Fund owned the referenced assets directly. As a result, the Fund’s pre-incentive fee net investment income includes net interest, if any, associated with a derivative or swap, which is the difference between (a) the interest income and transaction fees related to the reference assets and (b) all interest and other expenses paid by the Fund to the derivative or swap counterparty. “Net assets” means the total assets of the Fund minus the Fund’s liabilities. For purposes of the Incentive Fee, net assets are calculated for the relevant quarter as the weighted average of the net asset value of the Fund as of the first business day of each month therein. The weighted average net asset value shall be calculated for each month by multiplying the net asset value as of the beginning of the first business day of the month times the number of days in that month, divided by the number of days in the applicable calendar quarter.
The calculation of the Incentive Fee for each calendar quarter is as follows:
•No Incentive Fee is payable to CGCIM if the Fund’s pre-incentive fee net investment income, expressed as a  percentage of the Fund’s net assets in respect of the relevant calendar quarter, does not exceed the quarterly hurdle rate of 2.00%;
•100% of the portion of the Fund’s pre-incentive fee net investment income that exceeds the hurdle rate but is less than or equal to 2.4242% (the “catch-up”) is payable to CGCIM if the Fund’s pre-incentive fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, exceeds the hurdle rate but is less than or equal to 2.4242% (9.6968% annualized). The “catch-up” provision is intended to provide CGCIM with an incentive fee of 17.5% on all of the Fund’s pre-incentive fee net investment income when the Fund’s pre-incentive fee net investment income reaches 2.4242% of net assets; and
•17.5% of the portion of the Fund’s pre-incentive fee net investment income that exceeds the “catch-up” is payable to
CGCIM if the Fund’s pre-incentive fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, exceeds 2.4242% (9.6968% annualized). As a result, once the hurdle rate is reached and the catch-up is achieved, 17.5% of all the Fund’s pre-incentive fee net investment income thereafter is allocated to CGCIM.
7.The Fund may issue preferred shares or debt securities. The above figure assumes an aggregate of $3.5 million of the Fund’s Series B
Convertible Preferred Shares with an interest rate of 7.125% per annum, $30.0 million of the Fund’s Series D Term Preferred Shares with an interest rate of 7.375%, and $17.5 million of the Fund’s Series E Convertible Preferred Shares with an interest rate of 7.25%. In the event that the Fund were to issue additional preferred shares or debt securities, the Fund’s borrowing costs, and correspondingly its total annual expenses, including, in the case of such preferred shares, the base management fee as a percentage of the Fund’s net assets attributable to common shares, would increase.
8.“Other expenses” includes the Fund’s overhead expenses, including payments under the Administration Agreement based on the Fund’s allocable portion of overhead and other expenses incurred by Administrator, and payment of fees in connection with outsourced administrative functions, and are based on estimated amounts for the current fiscal year. “Other expenses” also includes the ongoing administrative expenses to the independent accountants and legal counsel of the Fund, compensation of independent directors, and costs and expenses relating to rating agencies.

Management Fees [Percent]	3.13%
Interest Expenses on Borrowings [Percent]	8.73%
Incentive Fees [Percent]	1.23%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	3.03%
Total Annual Expenses [Percent]	16.12%
Expense Example [Table Text Block]	The following examples illustrate the hypothetical expenses that would be paid on a $1,000 investment assuming annual expenses attributable to common shares remain unchanged and common shares earn a 5% annual return:

Example	1 Year	3 Years	5 Years	10 Years
Expenses on a $1,000 investment, assuming a 5% annual return	$165	$441	$657	$1,012
The example and the expenses in the tables above should not be considered a representation of the Fund’s future expenses, and actual expenses may be greater or less than those shown. While the example assumes a 5.0% annual return, as required by the
SEC, the Fund’s performance will vary and may result in a return greater or less than 5.0%.

Expense Example, Year 01	$ 165
Expense Example, Years 1 to 3	441
Expense Example, Years 1 to 5	657
Expense Example, Years 1 to 10	$ 1,012
Other Transaction Fees, Note [Text Block]	In the event that the Fund sells its securities publicly through underwriters or agents the related prospectus supplement will disclose the estimated amount of total offering expenses (which may include offering expenses borne by third parties on the Fund’s behalf), the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
3.The expenses of administering the dividend reinvestment plan (the “DRP”) are included in “Other Expenses.” Investors will pay brokerage charges if they direct their broker or the DRP Plan agent to sell their Common Shares that they acquired pursuant to the DRP. See “Dividend
Reinvestment Plan.”

Other Expenses, Note [Text Block]	“Other expenses” includes the Fund’s overhead expenses, including payments under the Administration Agreement based on the Fund’s allocable portion of overhead and other expenses incurred by Administrator, and payment of fees in connection with outsourced administrative functions, and are based on estimated amounts for the current fiscal year. “Other expenses” also includes the ongoing administrative expenses to the independent accountants and legal counsel of the Fund, compensation of independent directors, and costs and expenses relating to rating agencies.

Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Senior Securities
Class and Period Ended	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage Per Unit (2)	Involuntary Liquidating Preference Per Unit (3)	Average Market Value Per Unit (4)
Credit Facility
March 31, 2026	$8,000,000	$16,233.31	$—	N/A
September 30, 2025	$6,750,000	$31,434.17	$—	N/A
8.75% Series A Term Preferred Shares
September 30, 2025	$52,000,000	$64.48	$25.00	$25.74
September 30, 2024	$52,000,000	$71.29	$25.00	$25.60
7.125% Series B Convertible Preferred Shares
March 31, 2026	$3,517,000	$2,200.49	$1,000.00	N/A
September 30, 2025	$3,517,000	$2,579.17	$1,000.00	N/A
September 30, 2024	$11,517,000	$2,851.68	$1,000.00	N/A
7.50% Series C Convertible Preferred Shares
September 30, 2025	$20,000,000	$2,579.17	$1,000.00	N/A
7.375% Series D Term Preferred Shares
March 31, 2026	$30,000,000	$55.01	$25.00	$25.17
7.25% Series E Convertible Preferred Shares
March 31, 2026	$17,500,000	$2,200.49	$1,000.00	N/A
(1) Total amount of each class of senior securities outstanding at principal value at the end of the period presented.
(2) Asset coverage per unit is the ratio of the carrying value of the Fund’s total assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of the outstanding senior securities as calculated in accordance with Section 18(h) of the 1940 Act. The asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Shares (based on a per share liquidation preference of $25 in the case of the
8.75% Series A Term Preferred Shares and 7.375% Series D Term Preferred Shares, and $1,000 in the case of the 7.125% Series B Convertible Preferred
Shares, 7.50% Series C Convertible Preferred Shares and the 7.25% Series E Convertible Preferred Shares). With respect to the Credit Facility, the asset coverage ratio is multiplied by $1,000 to determine the asset coverage per unit.
(3) The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it.
(4) The average market value per unit is calculated by taking the average of the closing price of the 8.75% Series A Term Preferred Shares (NYSE: CCIA) and
the 7.375% Series D Term Preferred Shares (NYSE: CCID) for each day during the year for which they were listed on the NYSE. Not applicable for the
7.125% Series B Convertible Preferred Shares, the 7.50% Series C Convertible Preferred Shares, the 7.25% Series E Convertible Preferred Shares, and the
Credit Facility as they do not have market quoted levels.

Senior Securities Averaging Method, Note [Text Block]	(4) The average market value per unit is calculated by taking the average of the closing price of the 8.75% Series A Term Preferred Shares (NYSE: CCIA) and
the 7.375% Series D Term Preferred Shares (NYSE: CCID) for each day during the year for which they were listed on the NYSE. Not applicable for the
7.125% Series B Convertible Preferred Shares, the 7.50% Series C Convertible Preferred Shares, the 7.25% Series E Convertible Preferred Shares, and the
Credit Facility as they do not have market quoted levels.

Senior Securities Headings, Note [Text Block]	(1) Total amount of each class of senior securities outstanding at principal value at the end of the period presented.
(2) Asset coverage per unit is the ratio of the carrying value of the Fund’s total assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of the outstanding senior securities as calculated in accordance with Section 18(h) of the 1940 Act. The asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Shares (based on a per share liquidation preference of $25 in the case of the
8.75% Series A Term Preferred Shares and 7.375% Series D Term Preferred Shares, and $1,000 in the case of the 7.125% Series B Convertible Preferred
Shares, 7.50% Series C Convertible Preferred Shares and the 7.25% Series E Convertible Preferred Shares). With respect to the Credit Facility, the asset coverage ratio is multiplied by $1,000 to determine the asset coverage per unit.
(3) The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it.
(4) The average market value per unit is calculated by taking the average of the closing price of the 8.75% Series A Term Preferred Shares (NYSE: CCIA) and
the 7.375% Series D Term Preferred Shares (NYSE: CCID) for each day during the year for which they were listed on the NYSE. Not applicable for the
7.125% Series B Convertible Preferred Shares, the 7.50% Series C Convertible Preferred Shares, the 7.25% Series E Convertible Preferred Shares, and the
Credit Facility as they do not have market quoted levels.

General Description of Registrant [Abstract]
Risk Factors [Table Text Block]	5. RISK FACTORS
Investment Risks
Portfolio Fair Value Risk
Under the Investment Company Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the CLO investments we target. As a result, the Adviser values these securities at least quarterly, or more frequently as may be required from time to time, at fair value. The
Adviser, as valuation designee, is responsible for the valuation of the Fund’s portfolio investments and implementing the portfolio.
The Fund expects that it will hold a high proportion of Level 3 investments relative to its total investments, which is directly related to the Fund’s investment philosophy and target portfolio. The Adviser has engaged an independent valuation firm to fair value the Fund’s Level 3 investments on a monthly basis. A retained independent valuation firm will have expertise in complex valuations associated with alternative investments and utilize a variety of techniques to calculate a security’s/
instrument’s valuation. The valuation approach may vary by security/instrument but may include comparable public market valuations, comparable transaction valuations and discounted cash flow analyses. All factors that might materially impact the value of an investment (e.g., operating results, financial condition, achievement of milestones, economic and/or market events and recent sales prices) may be considered. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Because such valuations are inherently uncertain, they often reflect only periodic information received by the Adviser about such companies’ financial condition and/or business operations, which may be on a lagged basis and therefore fluctuate over time and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed.
Potential Conflicts of Interest Risk—Allocation of Investment Opportunities
The Adviser has adopted allocation procedures that are intended to treat each fund they advise in a manner that, over a period of time, is fair and equitable. The Adviser and its affiliates currently provide investment advisory and administration services and may provide in the future similar services to other entities (collectively, “Advised Funds”). Certain existing
Advised Funds have, and future Advised Funds may have, investment objectives similar to those of the Fund, and such Advised
Funds will invest in asset classes similar to those targeted by the Fund. Certain other existing Advised Funds do not, and future
Advised Funds may not, have similar investment objectives, but such funds may from time to time invest in asset classes similar to those targeted by the Fund. The Adviser will endeavor to allocate investment opportunities in a fair and equitable manner, and in any event consistent with any fiduciary duties owed to the Fund and other clients and in an effort to avoid favoring one client over another and taking into account all relevant facts and circumstances, including (without limitation): (i)
differences with respect to available capital, size of client, and remaining life of a client; (ii) differences with respect to investment objectives or current investment strategies, including regarding: (a) current and total return requirements, (b)
emphasizing or limiting exposure to the security or type of security in question, (c) diversification, including industry or company exposure, currency and jurisdiction, or (d) rating agency ratings; (iii) differences in risk profile at the time an opportunity becomes available; (iv) the potential transaction and other costs of allocating an opportunity among various clients;
(v) potential conflicts of interest, including whether a client has an existing investment in the security in question or the issuer of such security; (vi) the nature of the security or the transaction, including minimum investment amounts and the source of the opportunity; (vii) current and anticipated market and general economic conditions; (viii) existing positions in a borrower/loan/
security; and (ix) prior positions in a borrower/loan/security. Nevertheless, it is possible that the Fund may not be given the opportunity to participate in certain investments made by investment funds managed by investment managers affiliated with the
Adviser.
Collateralized Loan Obligations
The Fund invests in CLOs. Investments in CLO securities involve certain risks. CLOs are generally backed by an asset or a pool of assets that serve as collateral. The Fund and other investors in CLO securities ultimately bear the credit risk of the underlying collateral. Most CLOs are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of junior tranches which are the focus of our investment strategy, and scheduled payments to junior tranches have a priority in right of payment to subordinated/equity tranches. CLOs may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs. For example, investments in junior debt and equity securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default;
(3) investments in CLO junior debt and equity tranches will likely be subordinate in right of payment to other senior classes of
CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Changes in the collateral held by a CLO may cause payments on the instruments the Fund holds to be reduced, either temporarily or permanently.
Covenant-Lite Loans Risk
Covenant-lite loans may comprise a significant portion of the senior secured loans underlying the CLOs in which we invest. Over the past decade, the senior secured loan market has evolved from one in which covenant-lite loans represented a minority of the market to one in which such loans represent a significant majority of the market. Generally, covenant-lite loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent that the CLOs that we invest in hold covenant-lite loans, our CLOs may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
Subordinated Securities
CLO equity and junior debt securities are subordinated to more senior tranches of CLO debt. CLO equity and junior debt securities are subject to increased risks of default relative to the holders of superior priority interests in the same CLO. In addition, at the time of issuance, CLO equity securities are under-collateralized in that the face amount of the CLO debt and
CLO equity of a CLO at inception exceed its total assets. The Fund will typically be in a subordinated or first loss position with respect to realized losses on the underlying assets held by the CLOs in which we are invested.
High Yield Investment Risk
The CLO equity and junior debt securities are typically rated below investment grade, or in the case of CLO equity securities unrated, and are therefore considered “higher yield” or “junk” securities and are considered speculative with respect to timely payment of interest and repayment of principal. The senior secured loans and other credit-related assets underlying
CLOs are also typically higher yield investments. Investing in CLO equity and junior debt securities and other high yield investments involves greater credit and liquidity risk than investment grade obligations, which may adversely impact the Fund’s performance.
Default Risk
The Fund is subject to risks associated with defaults on an underlying asset held by a CLO.
•A default and any resulting loss, as well as other losses on an underlying asset held by a CLO may reduce the fair value of our corresponding CLO investment. A wide range of factors could adversely affect the ability of the borrower of an underlying asset to make interest or other payments on that asset. To the extent that actual defaults and losses on the collateral of an investment exceed the level of defaults and losses factored into its purchase price, the value of the anticipated return from the investment will be reduced. The more deeply subordinated the tranche of securities in which we invest, the greater the risk of loss upon a default. For example, CLO equity is the most subordinated tranche within a CLO and is therefore subject to the greatest risk of loss resulting from defaults on the CLO’s collateral, whether due to bankruptcy or otherwise. Any defaults and losses in excess of expected default rates and loss model inputs will have a negative impact on the fair value of our investments, will reduce the cash flows that the Fund receives from its investments, adversely affect the fair value of the Fund’s assets and could adversely impact the Fund’s ability to pay dividends. Furthermore, the holders of the junior equity and debt tranches typically have limited rights with respect to decisions made with respect to collateral following an event of default on a CLO. In some cases, the senior most class of notes can elect to liquidate the collateral even if the expected proceeds are not expected to be able to pay in full all classes of notes. The Fund could experience a complete loss of its investment in such a scenario.
•In addition, the collateral of CLOs may require substantial workout negotiations or restructuring in the event of a default or liquidation. Any such workout or restructuring is likely to lead to a substantial reduction in the interest rate of such asset and/or a substantial write-down or write-off of all or a portion of the principal of such asset. Any such reduction in interest rates or principal will negatively affect the fair value of the Fund’s portfolio.
Non-Diversification Risk
The Fund is a non-diversified investment company under the 1940 Act and expects to hold a narrower range of investments than a diversified fund under the 1940 Act.
Leverage Risk
The use of leverage, whether directly or indirectly through investments such as CLO equity or junior debt securities that inherently involve leverage, may magnify the Fund’s risk of loss. CLO equity or junior debt securities are very highly leveraged (with CLO equity securities typically being leveraged ten times), and therefore the CLO securities in which the Fund invests are subject to a higher degree of loss since the use of leverage magnifies losses.
Senior Management Personnel of the Adviser
Since the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of the
Adviser. The Adviser evaluates, negotiates, structures, executes, monitors and services the Fund’s investments. The Fund’s future success depends to a significant extent on the continued service and coordination of the Adviser and its senior management team. The departure of any members of the Adviser’s senior management team could have a material adverse effect on the Fund’s ability to achieve its investment objective.
Conflicts of Interest Risk
The Fund’s executive officers and trustees, other current and future principals of the Adviser and certain members of the Adviser’s investment committee may serve as officers, trustees or principals of other entities and affiliates of the Adviser and funds managed by the Fund’s affiliates that operate in the same or a related line of business as the Fund does. Currently, the
Fund’s executive officers, as well as the other principals of the Adviser, manage other funds affiliated with Carlyle, including other existing and future affiliated BDCs and registered closed-end funds, including Carlyle Secured Lending, Inc., Carlyle
Credit Solutions, Inc. and Carlyle Tactical Private Credit Fund. In addition, the Adviser’s investment team has responsibilities for sourcing and managing private debt investments for certain other investment funds and accounts. Accordingly, they have obligations to investors in those entities, the fulfillment of which may not be in the best interests of, or may be adverse to the interests of, the Fund and its Shareholders. Although the professional staff of the Adviser will devote as much time to management of the Fund as appropriate to enable the Adviser to perform its duties in accordance with the Investment Advisory
Agreement, the investment professionals of the Adviser may have conflicts in allocating their time and services among the
Fund, on the one hand, and investment vehicles managed by Carlyle or one or more of its affiliates on the other hand.
Liquidity Risk
Generally, there is no public market for the CLO investments the Fund targets. As such, the Fund may not be able to sell such investments quickly, or at all. If the Fund is able to sell such investments, the prices the Fund receives may not reflect the Adviser’s assessment of their fair value or the amount paid for such investments by the Fund.
The Adviser’s Incentive Fee Risk
The Investment Advisory Agreement entitles the Adviser to receive incentive compensation on income regardless of any capital losses. In such case, the Fund may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of the Fund’s portfolio or if the Fund incurs a net loss for that quarter. Any Incentive Fee payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. If an investment defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the Incentive Fee will become uncollectible. The Adviser is not under any obligation to reimburse the Fund for any part of the Incentive Fee it received that was based on accrued income that the Fund never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in the Fund’s paying an Incentive Fee on income it never received. The Incentive Fee payable by the Fund to the Adviser may create an incentive for it to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the Incentive Fee payable to the Adviser is determined may encourage it to use leverage to increase the return on the Fund’s investments. In addition, the fact that the Management Fee is payable based upon the Fund’s Managed Assets, which would include any borrowings for investment purposes, may encourage the Adviser to use leverage to make additional investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor Shareholders. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.
Market Risks
The success of the Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers and tariffs, currency exchange controls, disease outbreaks, pandemics, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts or security operations). In addition, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current Administration, as well as the impact of geopolitical tension, such as a deterioration in the bilateral relationship between the U.S. and China or an escalation in conflict in the Middle East or between Russia and Ukraine, could lead to disruption, instability and volatility in the global markets. It is not possible to predict the duration or extent of longer-term consequences of these conflicts, which could include further sanctions, retaliatory and escalating measures, embargoes, regional instability, geopolitical shifts and adverse effects on or involving macroeconomic conditions, the energy sector, supply chains, inflation, security conditions, currency exchange rates and financial markets around the globe. Any such market disruptions could have a material adverse effect on our business, financial condition and results of operations. Unfavorable economic conditions also would be expected to increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us.
Current and historic market turmoil has illustrated that market environments may, at any time, be characterized by uncertainty, volatility and instability. For example, the outbreak of COVID-19 caused materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates.
Inflation Risk
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of investments and distributions can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders.
Interest Rate Risk
The senior secured loans underlying the CLOs in which the Fund invests typically have floating interest rates. A fluctuating interest rate environment may increase loan defaults, resulting in losses for the CLOs in which the Fund invests. In addition, fluctuating interest rates may lead to higher prepayment rates, as corporate borrowers look to avoid escalating interest payments or refinance floating rate loans. Further, a general rise in interest rates will increase the financing costs of the CLOs.
However, since many of the senior secured loans within these CLOs have Benchmark floors, if the Benchmark is below the applicable Benchmark floor, there may not be corresponding increases in investment income which could result in the CLO not having adequate cash to make interest or other payments on the securities which the Fund holds.
Regulatory Risk
Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund, affect the value of its investments and limit the Fund’s ability to achieve its investment objective.
Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. In addition to exposing the Fund to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to the Fund’s investment practices.
Credit Risk
Credit risk relates to the ability of the borrower under an instrument to make interest and principal payments as they become due. If (1) a CLO in which the Fund invests, (2) an underlying asset of any such CLO or (3) any other type of credit investment in the Fund’s portfolio declines in price or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status, our income, NAV and/or market price would be adversely impacted.
Credit Spread Risk
Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects below-investment-grade bonds to default more frequently.
Widening credit spreads may quickly reduce the market values of below-investment-grade and unrated securities. In recent years, the U.S. capital markets experienced extreme volatility and disruption following the spread of COVID-19, which increased the spread between yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. Central banks and governments played a key role in reintroducing liquidity to parts of the capital markets. Future exits of these financial institutions from the market may reintroduce temporary illiquidity. These and future market disruptions and/
or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows.
Prepayment Risk
The assets underlying the CLO securities are subject to prepayment by the underlying corporate borrowers. In addition, the CLO securities and related investments are subject to prepayment risk. If the Fund or a CLO collateral manager is unable to reinvest prepaid amounts in a new investment with an expected rate of return at least equal to that of the investment repaid, the Fund’s investment performance will be adversely impacted.
Volatility Risk
Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
Equity Risk
Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk
Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Cybersecurity Risk
Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Adviser faces various security threats on a regular basis, including ongoing cyber security threats to and attacks on its information technology infrastructure that are intended to gain access to its proprietary information, destroy data or disable, degrade or sabotage its systems. These security threats could originate from a wide variety of sources, including unknown third parties outside of the Adviser. Although the Adviser is not currently aware that it has been subject to cyber-attacks or other cyber incidents which, individually or in the aggregate, have materially affected its operations or financial condition, there can be no assurance that the various procedures and controls utilized to mitigate these threats will be sufficient to prevent disruptions to its systems.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]	9. CAPITAL
The Fund has an unlimited amount of common shares, no par value, authorized and 21,198,622 issued and outstanding. There was no change in the Fund’s amount of common shares for the six month period ended March 31, 2026.

At-The-Market (“ATM”) Program
On October 4, 2023, the Fund entered into an Equity Distribution Agreement, as amended on May 20, 2024,
November 21, 2024, and May 21, 2025, with Ladenburg Thalmann & Co. Inc., B. Riley Securities, Inc., Oppenheimer & Co.
Inc., and Lucid Capital Markets, LLC (the “Placement Agents”). The Equity Distribution Agreement originally allowed for the offer and sale of up to $75,000,000 in aggregate amount of the Fund’s common shares, through the Placement Agents, through an ATM offering, as defined in Rule 415 under the Securities Act of 1933. As of the amendment on May 21, 2025, the Fund increased the maximum aggregate amount of common shares to be sold through the ATM program from $75,000,000 to
$125,000,000. The minimum price on any day at which common shares may be sold will not be below the current net asset value of such common shares. The Fund did not sell any common shares pursuant to the ATM program for the six month period ended March 31, 2026.
Registered Direct Placement of Common Shares
On August 26, 2024, the Fund entered into a purchase agreement for the purchase and sale of common shares in a registered direct placement pursuant to the Fund’s effective shelf registration filed with the SEC. On August 27, 2024, the Fund sold 1,444,865 common shares and received approximately $11.5 million in proceeds before expenses. The offering, which was accretive to shareholders, was executed at a price above the Fund’s NAV per common share.

Long Term Debt [Table Text Block]	6. BORROWINGS
In accordance with the Investment Company Act, the Fund is currently only allowed to borrow amounts such that its asset coverage, as defined in the Investment Company Act, is 300% or more for leverage obtained through debt or 200% or more for leverage obtained through preferred shares. As of March 31, 2026, asset coverage (exclusive of preferred shares) was
1,623% and asset coverage (inclusive of preferred shares) was 220%.
7. PREFERRED SHARES
8.75% Series A Term Preferred Shares
On October 24, 2023, the Fund issued 1,200,000 shares of 8.75% Series A Term Preferred Shares due October 31,
2028, for aggregate gross proceeds of $30,000,000. On November 6, 2023, pursuant to the overallotment option granted to the
Underwriters in the Underwriting Agreement, dated October 18, 2023, the Fund issued 80,000 additional shares for gross proceeds of $2,000,000. On November 30, 2023, the Fund issued an additional 800,000 shares for gross proceeds of
$20,000,000. The shares are listed on the New York Stock Exchange under the symbol “CCIA”. On November 3, 2025 (the
"Redemption Date"), the Fund redeemed all of the outstanding 8.75% Series A Term Preferred Shares. The following table summarizes the details of the Fund’s Series A Term Preferred Shares:

	Initial Issuance Date	Redemption Date	Dividend Rate	Share Amount	Price Per share	Total Raise
Series A Term Preferred Shares	10/24/2023	11/3/2025	8.75%	2,080,000	$25.00	$52,000,000
The redemption price of the Series A Term Preferred Shares was $25 per share, plus an amount equal to all unpaid dividends and distributions on each share accumulated to (but excluding) the Redemption Date.
The holders of Series A Term Preferred Shares were entitled to receive monthly dividends at a fixed annual rate of
8.75% of the Series A Liquidation Preference ($2.1875 per share per year), or the dividend rate. Cumulative cash dividends on each share of Series A Term Preferred Shares accumulated from and included the original issue date. Dividends on the Series A
Term Preferred Shares were accrued daily, payable monthly in arrears, and included in Interest expense on the Statement of
Operations. For the six month period ended March 31, 2026, $404,560 of dividend expense related to the Series A Term
Preferred Shares was included in interest expense on the Statement of Operations. Costs incurred in connection with the issuance of the Series A Term Preferred Shares were amortized to interest expense over the term of the Series A Term Preferred
Shares. For the six month period ended March 31, 2026, the Fund recorded $1,354,722 of amortization of deferred issuance costs related to the Series A Term Preferred Shares.
7.125% Series B Convertible Preferred Shares
On August 27, 2024, the Fund issued 11,517 shares of 7.125% Series B Convertible Preferred Shares due August 27,
2029, in a private placement for aggregate gross proceeds of $11,517,000. The Series B Convertible Preferred Shares have a liquidation preference of $1,000.00 per share (the “Series B Liquidation Preference”), and pay a quarterly dividend at a fixed annual rate of 7.125% of the Series B Liquidation Preference, or $71.25 per share, per year. The Series B Convertible Preferred
Shares rank senior to the common shares in priority of payment of dividends and as to the distribution of assets upon dissolution, liquidation, or winding up of the Fund’s affairs. The Series B Convertible Preferred Shares rank equal in priority with the Fund’s Series D Term Preferred Shares, and Series E Convertible Preferred Shares. The following table summarizes the details of the Fund’s Series B Convertible Preferred Shares:

	Initial Issuance Date	Redemption Date	Dividend Rate	Share Amount	Price Per share	Total Raise
Series B Convertible Preferred Shares	8/27/2024	8/27/2029	7.125%	11,517	$1,000.00	$11,517,000
At any time on or after February 27, 2025, at the Fund’s sole option, the Fund may redeem, from time to time, the outstanding Series B Convertible Preferred Shares in whole or in part, at a price per share equal to the sum of the Series B
Liquidation Preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares. The Fund is required to redeem, all outstanding Series B Convertible Preferred Shares on August 27, 2029 (the “Series B Term Redemption Date”),
at a redemption price equal to the Series B Liquidation Preference plus an amount equal to accumulated but unpaid dividends, if any, to the date of redemption. The Fund cannot effect any amendment, alteration or repeal its obligation to redeem all of the
Series B Convertible Preferred Shares on the Series B Term Redemption Date without the prior, unanimous approval of the holders of the Series B Convertible Preferred Shares.
Shareholders of the Series B Convertible Preferred Shares may opt to convert the shares at any time on or after the date six months after the issuance of the Series B Convertible Preferred Share into common shares equal to the Series B
Liquidation Preference of the Series B Convertible Preferred Shares, plus an amount equal to accumulated but unpaid dividends, if any, divided by the Conversion Price. The “Series B Conversion Price” is the greater of (i) the market price per common share, represented by the average official closing price for the five trading days immediately prior to the date of exercise, or (ii) the Fund’s most recently reported net asset value per common share immediately prior to the date of exercise. If the Fund fails to fulfill its obligations to deliver common shares upon conversion, the quarterly dividend rate payable on the
Series B Convertible Preferred Shares will increase to a fixed annual rate of 9.125% of the Series B Liquidation Preference until the date on which the Fund fulfills its delivery obligations. No holder of Series B Convertible Preferred Shares may exercise its conversion right if upon conversion the holder would receive common Shares that would cause funds and accounts managed by the investment adviser to such funds and account and any person controlled by the parent company of such investment adviser to beneficially own in the aggregate more than 4.9% of the common Shares. In addition, notwithstanding anything in the Fund's
Declaration of Trust to the contrary, no holder of Series B Convertible Preferred Shares that is an investment company (as defined in the 1940 Act) or would be an investment company but for Section 3(c)(1) or 3(c)(7) of the 1940 Act may exercise its conversion privilege or be entitled to receive common Shares upon the exercise of its conversion privilege, to the extent (but only to the extent) that the receipt of such common Shares would cause such holder to become, directly or indirectly, a beneficial owner of more than 3% of the Fund's outstanding voting securities.
For the six month period ended March 31, 2026, $125,285 of dividend expense related to the Series B Convertible
Preferred Shares was included in interest expense in the Statement of Operations. Costs incurred in connection with the issuance of the Series B Convertible Preferred Shares were amortized to interest expense over the 12 months period following the initial issuance date.
The Series B Convertible Preferred Shares were recorded net of unamortized deferred issuance costs and included as a liability on the Statement of Assets and Liabilities. The carrying value of the Series B Convertible Preferred Shares is
$3,517,000. As of March 31, 2026, 8,000 shares have been converted into common shares of the Fund. The Fund’s Series B
Convertible Preferred Shares balance as of March 31, 2026, was as follows:

As of March 31, 2026
Series B Liquidation Preference	$3,517,000
Less: Unamortized deferred issuance costs(1)	—
Carrying value	$3,517,000
Fair value	$3,360,965
Fair value price per share	$955.63
(1)  As of March 31, 2026, the deferred issuance costs related to the Series B Convertible Preferred Shares were fully amortized.
7.50% Series C Convertible Preferred Shares
On January 31, 2025, the Fund issued 20,000 shares of 7.50% Series C Convertible Preferred Shares due January 31,
2030, in a private placement for aggregate net proceeds (before expenses) of approximately $18,600,000. The Series C
Convertible Preferred Shares had a liquidation preference of $1,000.00 per share (the “Series C Liquidation Preference”), and paid a quarterly dividend at a fixed annual rate of 7.50% of the Series C Liquidation Preference, or $75.00 per share, per year.
The Series C Convertible Preferred Shares ranked senior to the common shares in priority of payment of dividends and as to the distribution of assets upon dissolution, liquidation, or winding up of the Fund’s affairs. The Series C Convertible Preferred
Shares ranked equal in priority with the Fund’s Series A Term Preferred Shares, Series B Convertible Preferred Shares, Series
D Term Preferred Shares, and Series E Convertible Preferred Shares. On March 30, 2026 (the "Redemption Date"), the Fund
redeemed all of the outstanding 7.50% Series C Convertible Preferred Shares. The following table summarizes the details of the
Fund’s Series C Convertible Preferred Shares:

	Initial Issuance Date	Redemption Date	Dividend Rate	Share Amount	Price Per share	Total Raise
Series C Convertible Preferred Shares	1/31/2025	3/30/2026	7.50%	20,000	$1,000.00	$20,000,000
The redemption price of the Series C Convertible Preferred Shares was $1,000 per share, plus an amount equal to all unpaid dividends and distributions on each share accumulated to (but excluding) the Redemption Date.
For the six month period ended March 31, 2026, $747,193 of dividend expense related to the Series C Convertible
Preferred Shares was included in interest expense in the Statement of Operations. Costs incurred in connection with the issuance of the Series C Convertible Preferred Shares were amortized to interest expense over the shorter of 12 months or the period the shares were outstanding. For the six month period ended March 31, 2026, the Fund recorded $513,838 of amortization of deferred issuance costs related to the Series C Convertible Preferred Shares.
Portfolio Fair Value Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Portfolio Fair Value Risk
Under the Investment Company Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the CLO investments we target. As a result, the Adviser values these securities at least quarterly, or more frequently as may be required from time to time, at fair value. The
Adviser, as valuation designee, is responsible for the valuation of the Fund’s portfolio investments and implementing the portfolio.
The Fund expects that it will hold a high proportion of Level 3 investments relative to its total investments, which is directly related to the Fund’s investment philosophy and target portfolio. The Adviser has engaged an independent valuation firm to fair value the Fund’s Level 3 investments on a monthly basis. A retained independent valuation firm will have expertise in complex valuations associated with alternative investments and utilize a variety of techniques to calculate a security’s/
instrument’s valuation. The valuation approach may vary by security/instrument but may include comparable public market valuations, comparable transaction valuations and discounted cash flow analyses. All factors that might materially impact the value of an investment (e.g., operating results, financial condition, achievement of milestones, economic and/or market events and recent sales prices) may be considered. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Because such valuations are inherently uncertain, they often reflect only periodic information received by the Adviser about such companies’ financial condition and/or business operations, which may be on a lagged basis and therefore fluctuate over time and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed.

Potential Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Potential Conflicts of Interest Risk—Allocation of Investment Opportunities
The Adviser has adopted allocation procedures that are intended to treat each fund they advise in a manner that, over a period of time, is fair and equitable. The Adviser and its affiliates currently provide investment advisory and administration services and may provide in the future similar services to other entities (collectively, “Advised Funds”). Certain existing
Advised Funds have, and future Advised Funds may have, investment objectives similar to those of the Fund, and such Advised
Funds will invest in asset classes similar to those targeted by the Fund. Certain other existing Advised Funds do not, and future
Advised Funds may not, have similar investment objectives, but such funds may from time to time invest in asset classes similar to those targeted by the Fund. The Adviser will endeavor to allocate investment opportunities in a fair and equitable manner, and in any event consistent with any fiduciary duties owed to the Fund and other clients and in an effort to avoid favoring one client over another and taking into account all relevant facts and circumstances, including (without limitation): (i)
differences with respect to available capital, size of client, and remaining life of a client; (ii) differences with respect to investment objectives or current investment strategies, including regarding: (a) current and total return requirements, (b)
emphasizing or limiting exposure to the security or type of security in question, (c) diversification, including industry or company exposure, currency and jurisdiction, or (d) rating agency ratings; (iii) differences in risk profile at the time an opportunity becomes available; (iv) the potential transaction and other costs of allocating an opportunity among various clients;
(v) potential conflicts of interest, including whether a client has an existing investment in the security in question or the issuer of such security; (vi) the nature of the security or the transaction, including minimum investment amounts and the source of the opportunity; (vii) current and anticipated market and general economic conditions; (viii) existing positions in a borrower/loan/
security; and (ix) prior positions in a borrower/loan/security. Nevertheless, it is possible that the Fund may not be given the opportunity to participate in certain investments made by investment funds managed by investment managers affiliated with the
Adviser.
Collateralized Loan Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Collateralized Loan Obligations
The Fund invests in CLOs. Investments in CLO securities involve certain risks. CLOs are generally backed by an asset or a pool of assets that serve as collateral. The Fund and other investors in CLO securities ultimately bear the credit risk of the underlying collateral. Most CLOs are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of junior tranches which are the focus of our investment strategy, and scheduled payments to junior tranches have a priority in right of payment to subordinated/equity tranches. CLOs may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs. For example, investments in junior debt and equity securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default;
(3) investments in CLO junior debt and equity tranches will likely be subordinate in right of payment to other senior classes of
CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Changes in the collateral held by a CLO may cause payments on the instruments the Fund holds to be reduced, either temporarily or permanently.

Covenant-Lite Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Covenant-Lite Loans Risk
Covenant-lite loans may comprise a significant portion of the senior secured loans underlying the CLOs in which we invest. Over the past decade, the senior secured loan market has evolved from one in which covenant-lite loans represented a minority of the market to one in which such loans represent a significant majority of the market. Generally, covenant-lite loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent that the CLOs that we invest in hold covenant-lite loans, our CLOs may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.

Subordinated Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Subordinated Securities
CLO equity and junior debt securities are subordinated to more senior tranches of CLO debt. CLO equity and junior debt securities are subject to increased risks of default relative to the holders of superior priority interests in the same CLO. In addition, at the time of issuance, CLO equity securities are under-collateralized in that the face amount of the CLO debt and
CLO equity of a CLO at inception exceed its total assets. The Fund will typically be in a subordinated or first loss position with respect to realized losses on the underlying assets held by the CLOs in which we are invested.
High Yield Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	High Yield Investment Risk
The CLO equity and junior debt securities are typically rated below investment grade, or in the case of CLO equity securities unrated, and are therefore considered “higher yield” or “junk” securities and are considered speculative with respect to timely payment of interest and repayment of principal. The senior secured loans and other credit-related assets underlying
CLOs are also typically higher yield investments. Investing in CLO equity and junior debt securities and other high yield investments involves greater credit and liquidity risk than investment grade obligations, which may adversely impact the Fund’s performance.

Default Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Default Risk
The Fund is subject to risks associated with defaults on an underlying asset held by a CLO.
•A default and any resulting loss, as well as other losses on an underlying asset held by a CLO may reduce the fair value of our corresponding CLO investment. A wide range of factors could adversely affect the ability of the borrower of an underlying asset to make interest or other payments on that asset. To the extent that actual defaults and losses on the collateral of an investment exceed the level of defaults and losses factored into its purchase price, the value of the anticipated return from the investment will be reduced. The more deeply subordinated the tranche of securities in which we invest, the greater the risk of loss upon a default. For example, CLO equity is the most subordinated tranche within a CLO and is therefore subject to the greatest risk of loss resulting from defaults on the CLO’s collateral, whether due to bankruptcy or otherwise. Any defaults and losses in excess of expected default rates and loss model inputs will have a negative impact on the fair value of our investments, will reduce the cash flows that the Fund receives from its investments, adversely affect the fair value of the Fund’s assets and could adversely impact the Fund’s ability to pay dividends. Furthermore, the holders of the junior equity and debt tranches typically have limited rights with respect to decisions made with respect to collateral following an event of default on a CLO. In some cases, the senior most class of notes can elect to liquidate the collateral even if the expected proceeds are not expected to be able to pay in full all classes of notes. The Fund could experience a complete loss of its investment in such a scenario.
•In addition, the collateral of CLOs may require substantial workout negotiations or restructuring in the event of a default or liquidation. Any such workout or restructuring is likely to lead to a substantial reduction in the interest rate of such asset and/or a substantial write-down or write-off of all or a portion of the principal of such asset. Any such reduction in interest rates or principal will negatively affect the fair value of the Fund’s portfolio.

Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Non-Diversification Risk The Fund is a non-diversified investment company under the 1940 Act and expects to hold a narrower range of investments than a diversified fund under the 1940 Act.
Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Leverage Risk
The use of leverage, whether directly or indirectly through investments such as CLO equity or junior debt securities that inherently involve leverage, may magnify the Fund’s risk of loss. CLO equity or junior debt securities are very highly leveraged (with CLO equity securities typically being leveraged ten times), and therefore the CLO securities in which the Fund invests are subject to a higher degree of loss since the use of leverage magnifies losses.

Senior Management Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Senior Management Personnel of the Adviser
Since the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of the
Adviser. The Adviser evaluates, negotiates, structures, executes, monitors and services the Fund’s investments. The Fund’s future success depends to a significant extent on the continued service and coordination of the Adviser and its senior management team. The departure of any members of the Adviser’s senior management team could have a material adverse effect on the Fund’s ability to achieve its investment objective.

Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Conflicts of Interest Risk
The Fund’s executive officers and trustees, other current and future principals of the Adviser and certain members of the Adviser’s investment committee may serve as officers, trustees or principals of other entities and affiliates of the Adviser and funds managed by the Fund’s affiliates that operate in the same or a related line of business as the Fund does. Currently, the
Fund’s executive officers, as well as the other principals of the Adviser, manage other funds affiliated with Carlyle, including other existing and future affiliated BDCs and registered closed-end funds, including Carlyle Secured Lending, Inc., Carlyle
Credit Solutions, Inc. and Carlyle Tactical Private Credit Fund. In addition, the Adviser’s investment team has responsibilities for sourcing and managing private debt investments for certain other investment funds and accounts. Accordingly, they have obligations to investors in those entities, the fulfillment of which may not be in the best interests of, or may be adverse to the interests of, the Fund and its Shareholders. Although the professional staff of the Adviser will devote as much time to management of the Fund as appropriate to enable the Adviser to perform its duties in accordance with the Investment Advisory
Agreement, the investment professionals of the Adviser may have conflicts in allocating their time and services among the
Fund, on the one hand, and investment vehicles managed by Carlyle or one or more of its affiliates on the other hand.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Liquidity Risk
Generally, there is no public market for the CLO investments the Fund targets. As such, the Fund may not be able to sell such investments quickly, or at all. If the Fund is able to sell such investments, the prices the Fund receives may not reflect the Adviser’s assessment of their fair value or the amount paid for such investments by the Fund.

The Adviser’s Incentive Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	The Adviser’s Incentive Fee Risk
The Investment Advisory Agreement entitles the Adviser to receive incentive compensation on income regardless of any capital losses. In such case, the Fund may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of the Fund’s portfolio or if the Fund incurs a net loss for that quarter. Any Incentive Fee payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. If an investment defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the Incentive Fee will become uncollectible. The Adviser is not under any obligation to reimburse the Fund for any part of the Incentive Fee it received that was based on accrued income that the Fund never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in the Fund’s paying an Incentive Fee on income it never received. The Incentive Fee payable by the Fund to the Adviser may create an incentive for it to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the Incentive Fee payable to the Adviser is determined may encourage it to use leverage to increase the return on the Fund’s investments. In addition, the fact that the Management Fee is payable based upon the Fund’s Managed Assets, which would include any borrowings for investment purposes, may encourage the Adviser to use leverage to make additional investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor Shareholders. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.

Market Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Market Risks
The success of the Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers and tariffs, currency exchange controls, disease outbreaks, pandemics, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts or security operations). In addition, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current Administration, as well as the impact of geopolitical tension, such as a deterioration in the bilateral relationship between the U.S. and China or an escalation in conflict in the Middle East or between Russia and Ukraine, could lead to disruption, instability and volatility in the global markets. It is not possible to predict the duration or extent of longer-term consequences of these conflicts, which could include further sanctions, retaliatory and escalating measures, embargoes, regional instability, geopolitical shifts and adverse effects on or involving macroeconomic conditions, the energy sector, supply chains, inflation, security conditions, currency exchange rates and financial markets around the globe. Any such market disruptions could have a material adverse effect on our business, financial condition and results of operations. Unfavorable economic conditions also would be expected to increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us.
Current and historic market turmoil has illustrated that market environments may, at any time, be characterized by uncertainty, volatility and instability. For example, the outbreak of COVID-19 caused materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates.
Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Inflation Risk
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of investments and distributions can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders.

Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Regulatory Risk
Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund, affect the value of its investments and limit the Fund’s ability to achieve its investment objective.
Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. In addition to exposing the Fund to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to the Fund’s investment practices.
Credit Risk Contract [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Credit Risk
Credit risk relates to the ability of the borrower under an instrument to make interest and principal payments as they become due. If (1) a CLO in which the Fund invests, (2) an underlying asset of any such CLO or (3) any other type of credit investment in the Fund’s portfolio declines in price or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status, our income, NAV and/or market price would be adversely impacted.

Credit Spread Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Credit Spread Risk
Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects below-investment-grade bonds to default more frequently.
Widening credit spreads may quickly reduce the market values of below-investment-grade and unrated securities. In recent years, the U.S. capital markets experienced extreme volatility and disruption following the spread of COVID-19, which increased the spread between yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. Central banks and governments played a key role in reintroducing liquidity to parts of the capital markets. Future exits of these financial institutions from the market may reintroduce temporary illiquidity. These and future market disruptions and/
or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows.

Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Prepayment Risk
The assets underlying the CLO securities are subject to prepayment by the underlying corporate borrowers. In addition, the CLO securities and related investments are subject to prepayment risk. If the Fund or a CLO collateral manager is unable to reinvest prepaid amounts in a new investment with an expected rate of return at least equal to that of the investment repaid, the Fund’s investment performance will be adversely impacted.

Volatility Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Volatility Risk
Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Equity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Equity Risk Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Foreign Exchange Rate Risk
Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Cybersecurity Risk
Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Adviser faces various security threats on a regular basis, including ongoing cyber security threats to and attacks on its information technology infrastructure that are intended to gain access to its proprietary information, destroy data or disable, degrade or sabotage its systems. These security threats could originate from a wide variety of sources, including unknown third parties outside of the Adviser. Although the Adviser is not currently aware that it has been subject to cyber-attacks or other cyber incidents which, individually or in the aggregate, have materially affected its operations or financial condition, there can be no assurance that the various procedures and controls utilized to mitigate these threats will be sufficient to prevent disruptions to its systems.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Interest Rate Risk
The senior secured loans underlying the CLOs in which the Fund invests typically have floating interest rates. A fluctuating interest rate environment may increase loan defaults, resulting in losses for the CLOs in which the Fund invests. In addition, fluctuating interest rates may lead to higher prepayment rates, as corporate borrowers look to avoid escalating interest payments or refinance floating rate loans. Further, a general rise in interest rates will increase the financing costs of the CLOs.
However, since many of the senior secured loans within these CLOs have Benchmark floors, if the Benchmark is below the applicable Benchmark floor, there may not be corresponding increases in investment income which could result in the CLO not having adequate cash to make interest or other payments on the securities which the Fund holds.

8.75% Series A Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 52,000,000
Senior Securities Coverage per Unit | $ / shares	$ 71.29
Preferred Stock Liquidating Preference | $ / shares	25.00
Senior Securities Average Market Value per Unit | $ / shares	$ 25.60
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	8.75% Series A Term Preferred Shares
Long Term Debt, Structuring [Text Block]	8.75% Series A Term Preferred Shares
On October 24, 2023, the Fund issued 1,200,000 shares of 8.75% Series A Term Preferred Shares due October 31,
2028, for aggregate gross proceeds of $30,000,000. On November 6, 2023, pursuant to the overallotment option granted to the
Underwriters in the Underwriting Agreement, dated October 18, 2023, the Fund issued 80,000 additional shares for gross proceeds of $2,000,000. On November 30, 2023, the Fund issued an additional 800,000 shares for gross proceeds of
$20,000,000. The shares are listed on the New York Stock Exchange under the symbol “CCIA”. On November 3, 2025 (the
"Redemption Date"), the Fund redeemed all of the outstanding 8.75% Series A Term Preferred Shares. The following table summarizes the details of the Fund’s Series A Term Preferred Shares:

	Initial Issuance Date	Redemption Date	Dividend Rate	Share Amount	Price Per share	Total Raise
Series A Term Preferred Shares	10/24/2023	11/3/2025	8.75%	2,080,000	$25.00	$52,000,000
The redemption price of the Series A Term Preferred Shares was $25 per share, plus an amount equal to all unpaid dividends and distributions on each share accumulated to (but excluding) the Redemption Date.
The holders of Series A Term Preferred Shares were entitled to receive monthly dividends at a fixed annual rate of
8.75% of the Series A Liquidation Preference ($2.1875 per share per year), or the dividend rate. Cumulative cash dividends on each share of Series A Term Preferred Shares accumulated from and included the original issue date. Dividends on the Series A
Term Preferred Shares were accrued daily, payable monthly in arrears, and included in Interest expense on the Statement of
Operations. For the six month period ended March 31, 2026, $404,560 of dividend expense related to the Series A Term
Preferred Shares was included in interest expense on the Statement of Operations. Costs incurred in connection with the issuance of the Series A Term Preferred Shares were amortized to interest expense over the term of the Series A Term Preferred
Shares. For the six month period ended March 31, 2026, the Fund recorded $1,354,722 of amortization of deferred issuance costs related to the Series A Term Preferred Shares.
7.125% Series B Convertible Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 11,517,000
Senior Securities Coverage per Unit | $ / shares	$ 2,851.68
Preferred Stock Liquidating Preference | $ / shares	$ 1,000
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	7.125% Series B Convertible Preferred Shares
Long Term Debt, Structuring [Text Block]	7.125% Series B Convertible Preferred Shares
On August 27, 2024, the Fund issued 11,517 shares of 7.125% Series B Convertible Preferred Shares due August 27,
2029, in a private placement for aggregate gross proceeds of $11,517,000. The Series B Convertible Preferred Shares have a liquidation preference of $1,000.00 per share (the “Series B Liquidation Preference”), and pay a quarterly dividend at a fixed annual rate of 7.125% of the Series B Liquidation Preference, or $71.25 per share, per year. The Series B Convertible Preferred
Shares rank senior to the common shares in priority of payment of dividends and as to the distribution of assets upon dissolution, liquidation, or winding up of the Fund’s affairs. The Series B Convertible Preferred Shares rank equal in priority with the Fund’s Series D Term Preferred Shares, and Series E Convertible Preferred Shares. The following table summarizes the details of the Fund’s Series B Convertible Preferred Shares:

	Initial Issuance Date	Redemption Date	Dividend Rate	Share Amount	Price Per share	Total Raise
Series B Convertible Preferred Shares	8/27/2024	8/27/2029	7.125%	11,517	$1,000.00	$11,517,000
At any time on or after February 27, 2025, at the Fund’s sole option, the Fund may redeem, from time to time, the outstanding Series B Convertible Preferred Shares in whole or in part, at a price per share equal to the sum of the Series B
Liquidation Preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares. The Fund is required to redeem, all outstanding Series B Convertible Preferred Shares on August 27, 2029 (the “Series B Term Redemption Date”),
at a redemption price equal to the Series B Liquidation Preference plus an amount equal to accumulated but unpaid dividends, if any, to the date of redemption. The Fund cannot effect any amendment, alteration or repeal its obligation to redeem all of the
Series B Convertible Preferred Shares on the Series B Term Redemption Date without the prior, unanimous approval of the holders of the Series B Convertible Preferred Shares.
Shareholders of the Series B Convertible Preferred Shares may opt to convert the shares at any time on or after the date six months after the issuance of the Series B Convertible Preferred Share into common shares equal to the Series B
Liquidation Preference of the Series B Convertible Preferred Shares, plus an amount equal to accumulated but unpaid dividends, if any, divided by the Conversion Price. The “Series B Conversion Price” is the greater of (i) the market price per common share, represented by the average official closing price for the five trading days immediately prior to the date of exercise, or (ii) the Fund’s most recently reported net asset value per common share immediately prior to the date of exercise. If the Fund fails to fulfill its obligations to deliver common shares upon conversion, the quarterly dividend rate payable on the
Series B Convertible Preferred Shares will increase to a fixed annual rate of 9.125% of the Series B Liquidation Preference until the date on which the Fund fulfills its delivery obligations. No holder of Series B Convertible Preferred Shares may exercise its conversion right if upon conversion the holder would receive common Shares that would cause funds and accounts managed by the investment adviser to such funds and account and any person controlled by the parent company of such investment adviser to beneficially own in the aggregate more than 4.9% of the common Shares. In addition, notwithstanding anything in the Fund's
Declaration of Trust to the contrary, no holder of Series B Convertible Preferred Shares that is an investment company (as defined in the 1940 Act) or would be an investment company but for Section 3(c)(1) or 3(c)(7) of the 1940 Act may exercise its conversion privilege or be entitled to receive common Shares upon the exercise of its conversion privilege, to the extent (but only to the extent) that the receipt of such common Shares would cause such holder to become, directly or indirectly, a beneficial owner of more than 3% of the Fund's outstanding voting securities.
For the six month period ended March 31, 2026, $125,285 of dividend expense related to the Series B Convertible
Preferred Shares was included in interest expense in the Statement of Operations. Costs incurred in connection with the issuance of the Series B Convertible Preferred Shares were amortized to interest expense over the 12 months period following the initial issuance date.
The Series B Convertible Preferred Shares were recorded net of unamortized deferred issuance costs and included as a liability on the Statement of Assets and Liabilities. The carrying value of the Series B Convertible Preferred Shares is
$3,517,000. As of March 31, 2026, 8,000 shares have been converted into common shares of the Fund. The Fund’s Series B
Convertible Preferred Shares balance as of March 31, 2026, was as follows:

As of March 31, 2026
Series B Liquidation Preference	$3,517,000
Less: Unamortized deferred issuance costs(1)	—
Carrying value	$3,517,000
Fair value	$3,360,965
Fair value price per share	$955.63
(1)  As of March 31, 2026, the deferred issuance costs related to the Series B Convertible Preferred Shares were fully amortized.

7.50% Series C Convertible Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 20,000,000
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	7.50% Series C Convertible Preferred Shares
Long Term Debt, Structuring [Text Block]	7.50% Series C Convertible Preferred Shares
On January 31, 2025, the Fund issued 20,000 shares of 7.50% Series C Convertible Preferred Shares due January 31,
2030, in a private placement for aggregate net proceeds (before expenses) of approximately $18,600,000. The Series C
Convertible Preferred Shares had a liquidation preference of $1,000.00 per share (the “Series C Liquidation Preference”), and paid a quarterly dividend at a fixed annual rate of 7.50% of the Series C Liquidation Preference, or $75.00 per share, per year.
The Series C Convertible Preferred Shares ranked senior to the common shares in priority of payment of dividends and as to the distribution of assets upon dissolution, liquidation, or winding up of the Fund’s affairs. The Series C Convertible Preferred
Shares ranked equal in priority with the Fund’s Series A Term Preferred Shares, Series B Convertible Preferred Shares, Series
D Term Preferred Shares, and Series E Convertible Preferred Shares. On March 30, 2026 (the "Redemption Date"), the Fund
redeemed all of the outstanding 7.50% Series C Convertible Preferred Shares. The following table summarizes the details of the
Fund’s Series C Convertible Preferred Shares:

	Initial Issuance Date	Redemption Date	Dividend Rate	Share Amount	Price Per share	Total Raise
Series C Convertible Preferred Shares	1/31/2025	3/30/2026	7.50%	20,000	$1,000.00	$20,000,000
The redemption price of the Series C Convertible Preferred Shares was $1,000 per share, plus an amount equal to all unpaid dividends and distributions on each share accumulated to (but excluding) the Redemption Date.
For the six month period ended March 31, 2026, $747,193 of dividend expense related to the Series C Convertible
Preferred Shares was included in interest expense in the Statement of Operations. Costs incurred in connection with the issuance of the Series C Convertible Preferred Shares were amortized to interest expense over the shorter of 12 months or the period the shares were outstanding. For the six month period ended March 31, 2026, the Fund recorded $513,838 of amortization of deferred issuance costs related to the Series C Convertible Preferred Shares.